Summary of Aggregate Non-Vested Shares (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Non-Vested Shares
Number of non-vested shares, beginning of period	435,182	206,310
Granted	435,353	1,382,538
Forfeited	0	365,871
Vested	521,394	941,599
Number of non-vested shares, end of period	349,141	435,182
Exercisable, end of period	1,669,303	1,147,909
Number of non-vested shares outstanding, end of period	2,018,444	1,583,091	566,424
Weighted Average Fair Value at Grant Date
Weighted average fair value at grant date, beginning of period	$ 1.66	$ 1.07
Granted	$ 0.43	$ 2.10
Forfeited		$ 1.76
Vested	$ 1.08	$ 1.61
Weighted average fair value at grant date, end of period	$ 0.93	$ 1.66
Weighted average fair value at grant date exercisable, end of period	$ 1.24	$ 1.30
Weighted average fair value at grant date outstanding, end of period	$ 1.19	$ 1.40